SUPPLEMENT TO PROSPECTUS

         This Supplement is filed pursuant to Rule 497 (d) with regard to all Equity Investor Funds.

The text of the supplement is as follows:

                         Supplement dated March 21, 2001
                        To Prospectuses of all Series of
                              Equity Investor Fund
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To the extent PaineWebber Incorporated is listed as a Special Dealer, the name
"PaineWebber Incorporated" should be changed to "UBS PaineWebber Inc."